UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity: 333-286968-08

Central Index Key Number of the issuing entity: 0002135998

BBCMS Mortgage Trust 2026-5C42

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-286968

Central Index Key Number of the depositor: 0001541480

Barclays Commercial Mortgage Securities LLC

(Exact name of depositor as specified in its charter)

Barclays Capital Real Estate Inc.

(Central Index Key Number 0001549574)

Starwood Mortgage Capital LLC

(Central Index Key Number 0001548405)

KeyBank National Association

(Central Index Key Number 0001089877)

Zions Bancorporation, N.A.

(Central Index Key Number 0000109380)

German American Capital Corporation

(Central Index Key Number 0001541294)

Goldman Sachs Mortgage Company

(Central Index Key Number 0001541502)

Argentic Real Estate Finance 2 LLC

(Central Index Key Number 0001968416)

Citi Real Estate Funding Inc.

(Central Index Key Number 0001701238)

Societe Generale Financial Corporation

(Central Index Key Number 0001755531)

Daniel Schmidt, (212) 526-7000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1.  File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2.  File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

Explanatory Note

This Form ABE-EE/A amends the Form ABS-EE (the “May 28 Form ABS-EE”), filed with the Securities and Exchange Commission on May 28, 2026, with respect to BBCMS Mortgage Trust 2026-5C42, Commercial Mortgage Pass-Through Certificates, Series 2026-5C42. Effective upon the filing of this Form ABS-EE/A, Exhibits 102 and 103 of the May 28 Form ABS-EE are replaced and superseded in their entirety by Exhibits 102 and 103, respectively, to this Form ABS-EE/A.

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Barclays Commercial Mortgage Securities LLC
(Depositor)

Date: June 4, 2026	/s/ Daniel Schmidt
Daniel Schmidt, Chief Executive Officer

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 102	Asset Data File
Exhibit 103	Asset Related Document